Accrued expenses and other liabilities - Indirect tax and duties (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accrued expenses and other liabilities
PAYE (payroll taxes)	€ 25.3	€ 20.1	€ 15.7
Other tax (principally air passenger duty in various countries)	464.5	688.9	632.7
Total indirect tax and duties	€ 489.8	€ 709.0	€ 648.4